--------------------------------------------------------------------------------

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                            LAKE SHORE BALANCED FUND


                               SEMI-ANNUAL REPORT
                                  June 30, 1999

                                  (Unaudited)


    INVESTMENT ADVISER                                    ADMINISTRATOR
    ------------------                                    -------------
LAKE SHORE FUND GROUP, LLC                       COUNTRYWIDE FUND SERVICES, INC.
   8280 Montgomery Road                                 312 Walnut Street
         Suite 302                                        P.O. Box 5354
  Cincinnati, Ohio 45236                           Cincinnati, Ohio 45201-5354
      1.513.794.1440                                     1.800.266.9532

--------------------------------------------------------------------------------

                            LAKE SHORE BALANCED FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1999

                                  (Unaudited)

ASSETS
   Investment securities, at market value (Cost $21)                 $       27
   Receivable from Adviser (Note 4)                                      49,169
                                                                     ----------
        TOTAL ASSETS                                                     49,196
                                                                     ----------
LIABILITIES
   Bank overdraft                                                        44,790
   Other accrued expenses and liabilities                                 1,903
                                                                     ----------
      TOTAL LIABILITIES                                                  46,693
                                                                     ----------
NET ASSETS                                                           $    2,503
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                      $  (25,072)
Accumulated net investment loss                                            (166)
Accumulated net realized gains from security transactions                27,735
Net unrealized appreciation on investments                                    6
                                                                     ----------
NET ASSETS                                                           $    2,503
                                                                     ==========
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                               129
                                                                     ==========

Net asset value and redemption price per share (Note 2)              $    19.43
                                                                     ==========

Maximum offering price per share (Note 2)                            $    20.45
                                                                     ==========

                See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                            STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 1999

                                  (Unaudited)

INVESTMENT INCOME
   Dividends                                                         $    1,124
                                                                     ----------
EXPENSES
   Amortization of organization expenses                                 19,949
   Accounting services fees (Note 4)                                     10,000
   Transfer agent fees (Note 4)                                           6,000
   Administrative services fees (Note 4)                                  5,000
   Insurance expense                                                      2,875
   Registration fees                                                      2,692
   Custodian fees                                                         1,894
   Postage and supplies                                                     920
   Trustees' fees and expenses                                              750
   Investment advisory fees (Note 4)                                        653
   Shareholder report costs                                                 375
   Distribution expense (Note 4)                                            106
   Pricing costs                                                            100
                                                                     ----------
      TOTAL EXPENSES                                                     51,314
   Fees waived and expenses reimbursed by the Adviser (Note 4)          (50,022)
                                                                     ----------
      NET EXPENSES                                                        1,292
                                                                     ----------
NET INVESTMENT LOSS                                                        (168)
                                                                     ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions                         27,730
   Net decrease in unrealized appreciation/
      depreciation on investments                                       (14,171)
                                                                     ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         13,559
                                                                     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $   13,391
                                                                     ==========

                See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Six Months      Period
                                                                       Ended         Ended
                                                                   June 30, 1999  December 31,
                                                                    (Unaudited)     1998 (a)
                                                                     ---------     ---------
FROM OPERATIONS:
   Net investment income (loss)                                      $    (168)    $     487
   Net realized gains from security transactions                        27,730             5
   Net increase (decrease) in unrealized appreciation/
      depreciation on investments                                      (14,171)       14,177
                                                                     ---------     ---------
Net increase in net assets from operations                              13,391        14,669
                                                                     ---------     ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                               --          (485)
                                                                     ---------     ---------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                --       175,821
   Net assets value of shares issued in
      reinvestment of distributions to shareholders                         --           485
   Payments for shares redeemed                                       (202,378)           --
                                                                     ---------     ---------
Net increase (decrease) in net assets from
      capital share transactions                                      (202,378)      176,306
                                                                     ---------     ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               (188,987)      190,490

NET ASSETS:
   Beginning of period (Note 1)                                        191,490         1,000
                                                                     ---------     ---------
   End of period                                                     $   2,503     $ 191,490
                                                                     =========     =========

UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)             $    (166)    $       2
                                                                     =========     =========
CAPITAL SHARE ACTIVITY:
   Shares sold                                                              --        17,312
   Shares issued in reinvestment of distributions to shareholders           --            44
   Shares redeemed                                                     (17,327)           --
                                                                     ---------     ---------
   Net increase (decrease) in shares outstanding                       (17,327)       17,356
   Shares outstanding, beginning of period (Note 1)                     17,456           100
                                                                     ---------     ---------
   Shares outstanding, end of period                                       129        17,456
                                                                     =========     =========

(a) Represents the period from the initial public offering of shares (June 30, 1998) through December 31, 1998.

                See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                              Six Months           Period
                                                                 Ended              Ended
                                                             June 30, 1999       December 31,
                                                              (Unaudited)          1998 (a)
                                                               ----------         ----------

Net asset value at beginning of period                         $    10.97         $    10.00
                                                               ----------         ----------
Income from investment operations:
   Net investment income (loss)                                     (1.29)              0.03
   Net realized and unrealized gains on investments                  9.75               0.97
                                                               ----------         ----------
Total from investment operations                                     8.46               1.00
                                                               ----------         ----------

Dividends from net investment income                                   --              (0.03)
                                                               ----------         ----------

Net asset value at end of period                               $    19.43         $    10.97
                                                               ==========         ==========

Total return (b)                                                   77.12%              9.98%
                                                               ==========         ==========

Net assets at end of period                                    $    2,503         $  191,490
                                                               ==========         ==========

Ratio of net expenses to average net assets (c)                     2.00%(d)           1.95%(d)

Ratio of net investment income (loss) to average net assets        -0.26%(d)           1.05%(d)

Portfolio turnover rate                                              111%(d)              0%(d)

(a) Represents the period from the initial public offering of shares (June 30, 1998) through December 31, 1998.

(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(c) Absent fee waivers and expense reimbursements, the ratios of expenses to average net assets would have been 79.25%(d) and 94.94%(d) for the periods ended June 30, 1999 and December 31, 1998, respectively (Note 4).

(d)  Annualized.

                See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1999

                                   (Unaudited)
                                                                       Market
   Shares                                                              Value
-----------                                                        -------------
               COMMON STOCKS - 1.1%
               TELECOMMUNICATIONS - 1.1%
          1      AT&T Corp.                                        $          27
                                                                   -------------


               TOTAL INVESTMENT SECURITIES (Cost $21) - 1.1%       $          27

               OTHER ASSETS IN EXCESS OF LIABILITIES - 98.9%               2,476
                                                                   -------------

               NET ASSETS - 100.0%                                 $       2,503
                                                                   =============

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999

                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers two separate series of shares to investors: the Equity Fund and the Balanced Fund (the Fund). The Trust was capitalized on December 23, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The initial public offering of shares of the Balanced Fund commenced on June 30, 1998. The Balanced Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is to seek long-term growth of capital and current income by investing in a balanced portfolio of common stocks, U.S. Treasury obligations and money market instruments.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999

                                   (Unaudited)

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 1999, net unrealized appreciation on investments was $6 for federal income tax purposes, of which all related to appreciated securities based on a federal income tax cost basis of $21.

3.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 1999,  cost of purchases  and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $42,950 and $157,044, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended June 30, 1999, the Adviser waived its entire advisory fee of $653 and reimbursed the Fund for $49,369 of other operating expenses.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999

                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. During the six months ended June 30, 1999, the Underwriter received no compensation for these services.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of shares of the Fund, not to exceed 0.25% of average daily net assets. For the six months ended June 30, 1999, the Fund incurred $106 of expenses under the Plan.

--------------------------------------------------------------------------------

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                             LAKE SHORE EQUITY FUND


                               SEMI-ANNUAL REPORT
                                  June 30, 1999

                                  (Unaudited)


    INVESTMENT ADVISER                                    ADMINISTRATOR
    ------------------                                    -------------
LAKE SHORE FUND GROUP, LLC                       COUNTRYWIDE FUND SERVICES, INC.
   8280 Montgomery Road                                 312 Walnut Street
         Suite 302                                        P.O. Box 5354
  Cincinnati, Ohio 45236                           Cincinnati, Ohio 45201-5354
      1.513.794.1440                                     1.800.266.9532

--------------------------------------------------------------------------------

                                     [LOGO]
                                   LAKE SHORE
                                ---------------
                                FAMILY OF FUNDS

      INVESTMENT ADVISER                                SHAREHOLDER SERVICES
      ------------------                                --------------------
  Lake Shore Fund Group, LLC                         Lake Shore Family of Funds
       an affiliate of                                      P.O. Box 5354
Cambridge Financial Group, Inc.                      Cincinnati, Ohio 45201-5354
      7824 Laurel Drive                                    1.800.266.9532
     Cincinnati, OH 45243
        513.579.8700

Dear Fellow Shareholders,

The stock market generated positive returns during the second quarter in a period that was punctuated by shifting sentiment and uncertainty over the trends in economic growth, inflation and interest rates.

The United States remained the only major economy in the world showing favorable growth as reflected in the strength of the dollar. In early April, a number of European Central Banks reduced interest rates in an effort to spur economic growth. This action coincided with the low in U.S. Treasury Bond yields which moved from a low of 5.4% to a high of 6.2% in late June.

Contributing to the rise in Treasury yields was the Consumer Price Index report for April which showed a larger-than-expected gain. Much of this increase was due to a rise in the price of energy, as crude oil prices rose close to 60% from their lows, while other commodity prices remained near multi-year lows, indicating that a broad rise in inflation was not underway. The subsequent report for May confirmed that inflationary trends remained moderate. Also raising fears of higher prices was a very tight labor market, with the unemployment rate at its lowest level in nearly 30 years, and a concern that the unprecedented gains in productivity, which have held unit labor costs to a low level, are unsustainable.

Another  factor  was a stream of  economic  reports  which  indicated  that U.S.
economic growth was continuing at a decent pace. In conjunction with this growth, the stock market saw a shift in emphasis toward economically-sensitive stocks as well as "value" stocks, which have underperformed "growth" stocks and the market indices for several years. Smaller capitalization stocks also saw a resurgence as they have been poor performers for quite some time and strong growth and higher inflation would benefit these companies.

The Federal Reserve Board attempted to strike an equilibrium in the stock market by adopting a tightening bias in monetary policy in May, and then raising interest rates and reverting to a neutral bias in June. The Fed continues to be vigilant against an uptick in inflationary pressures, but also must be on guard against restricting the economy into the end of the year when Y2K uncertainty will probably cause distortions. Future increases in interest rates would likely have an adverse impact on stocks, but the current yield on the 10-Year Treasury remains below the important 6% level.

Corporate earnings growth was expected to have accelerated during the second quarter, but the S&P price/earnings ratio remained at a historically high level causing concern that ideal conditions have been priced into the market and any disappointments will lead to severe adjustments. One factor to consider in this comparison, however, is that nearly 300 of the S&P 500 stocks have changed in the last decade. Many of the additions represent technology and service-oriented companies and tend to have higher growth rates and returns than the companies that they replaced. They also sell at higher price/earnings multiples, making comparisons with past periods more difficult.

While the market has continued to advance, our momentum indicators have not moved up into what we consider dangerous territory. This suggests to us that the upward trend will continue, but does not indicate that a correction or pause is not possible at any time. Trends in interest rates will be a key variable, as restrictive monetary conditions will make earnings growth more difficult and would put pressure on price/earnings ratios. We will monitor this situation closely, but at the present time, we still believe that a fully invested position is advised.

Sincerely,

/s/ Gregory J. Bauer

Gregory J. Bauer, CFA
Chairman
Lake Shore Family of Funds

                             LAKE SHORE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1999

                                  (Unaudited)

ASSETS
   Investment securities, at market value (Cost $1,997,215)        $  2,369,778
   Dividends receivable                                                   2,796
   Receivable from Adviser (Note 4)                                      25,782
   Organization expenses, net (Note 2)                                   15,516
   Other assets                                                           7,624
                                                                   ------------
      TOTAL ASSETS                                                    2,421,496
                                                                   ------------
LIABILITIES
   Bank overdraft                                                           117
   Payable for capital shares redeemed                                       60
   Payable to affiliates (Note 4)                                         4,200
   Other accrued expenses and liabilities                                 5,333
                                                                   ------------
      TOTAL LIABILITIES                                                   9,710
                                                                   ------------

NET ASSETS                                                         $  2,411,786
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                    $  1,988,286
Accumulated net investment loss                                          (5,140)
Accumulated net realized gains from security transactions                56,077
Net unrealized appreciation on investments                              372,563
                                                                   ------------
NET ASSETS                                                         $  2,411,786
                                                                   ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                  190,746
                                                                   ============

Net asset value and redemption price per share (Note 2)            $      12.64
                                                                   ============

Maximum offering price per share (Note 2)                          $      13.31
                                                                   ============

                See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 1999

                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                         $   13,659
                                                                     ----------
EXPENSES
   Accounting services fees (Note 4)                                     12,000
   Investment advisory fees (Note 4)                                      9,501
   Transfer agent fees (Note 4)                                           7,200
   Insurance expense                                                      6,312
   Administrative services fees (Note 4)                                  6,000
   Custodian fees                                                         4,898
   Registration fees                                                      2,577
   Amortization of organization expenses (Note 2)                         2,217
   Postage and supplies                                                   1,082
   Trustees' fees and expenses                                              750
   Distribution expense (Note 4)                                            692
   Shareholder report costs                                                 500
   Pricing costs                                                            366
                                                                     ----------
      TOTAL EXPENSES                                                     54,095
   Fees waived and expenses reimbursed by the Adviser (Note 4)          (35,283)
                                                                     ----------

      NET EXPENSES                                                       18,812
                                                                     ----------

NET INVESTMENT LOSS                                                      (5,153)
                                                                     ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                         59,603
   Net increase in unrealized appreciation/
      depreciation on investments                                       201,521
                                                                     ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        261,124
                                                                     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  255,971
                                                                     ==========

                See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              Six Months         Period
                                                                 Ended            Ended
                                                             June 30, 1999     December 31,
                                                              (Unaudited)        1998 (a)
                                                              ------------     ------------
FROM OPERATIONS
   Net investment income (loss)                               $     (5,153)    $      3,426
   Net realized gains (losses) from security transactions           59,603           (3,526)
   Net increase in unrealized appreciation/
      depreciation on investments                                  201,521          171,042
                                                              ------------     ------------
Net increase in net assets from operations                         255,971          170,942
                                                              ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                           --           (3,413)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       585,311        1,324,065
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                     --            3,302
   Payment for shares redeemed                                     (18,254)          (5,138)
                                                              ------------     ------------
Net increase in net assets from capital share transactions         567,057        1,322,229
                                                              ------------     ------------

TOTAL INCREASE IN NET ASSETS                                       823,028        1,489,758

NET ASSETS
   Beginning of period (Note 1)                                  1,588,758           99,000
                                                              ------------     ------------
   End of period                                              $  2,411,786     $  1,588,758
                                                              ============     ============
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT
   INCOME (LOSS)                                              $     (5,140)    $         13
                                                              ============     ============
CAPITAL SHARE ACTIVITY
   Shares sold                                                      48,309          134,015
   Shares issued in reinvestment of distributions
      to shareholders                                                   --              325
   Shares redeemed                                                  (1,308)            (495)
                                                              ------------     ------------
   Net increase in shares outstanding                               47,001          133,845
   Shares outstanding, beginning of period (Note 1)                143,745            9,900
                                                              ------------     ------------
   Shares outstanding, end of period                               190,746          143,745
                                                              ============     ============

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

                See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                                Six Months            Period
                                                                   Ended               Ended
                                                               June 30, 1999        December 31,
                                                                (Unaudited)           1998 (a)
                                                               ------------         ------------

Net asset value at beginning of period                         $      11.05         $      10.00
                                                               ------------         ------------
Income from investment operations:
   Net investment income (loss)                                       (0.03)                0.08
   Net realized and unrealized gains on investments                    1.62                 1.05
                                                               ------------         ------------
Total from investment operations                                       1.59                 1.13
                                                               ------------         ------------

Dividends from net investment income                                     --                (0.08)
                                                               ------------         ------------

Net asset value at end of period                               $      12.64         $      11.05
                                                               ============         ============

Total return (b)                                                     14.39%               11.34%
                                                               ============         ============

Net assets at end of period                                    $  2,411,786         $  1,588,758
                                                               ============         ============

Ratio of net expenses to average net assets (c)                       1.98%(d)             1.91%(d)

Ratio of net investment income (loss) to average net assets          -0.54%(d)             0.71%(d)

Portfolio turnover rate                                                 65%(d)                4%(d)

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(c) Absent fee waivers and expense reimbursements, the ratios of expenses to average net assets would have been 5.68%(d) and 14.24%(d) for the periods ended June 30, 1999 and December 31, 1998, respectively (Note 4).

(d)  Annualized.

                See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1999

                                   (Unaudited)
                                                                       Market
  Shares                                                               Value
 --------                                                           -----------
             COMMON STOCKS - 87.6%
             TECHNOLOGY - 28.0%
   1,580        Apple Computer, Inc.*                               $    73,174
   1,890        Comcast Corp.                                            72,647
   1,500        Dell Computer Corp.*                                     55,500
   1,380        EMC Corp.*                                               75,900
     560        IBM Corp.                                                72,380
   1,250        Lucent Technologies, Inc.                                84,297
   2,207        Oracle Corp.*                                            81,935
     580        Texas Instruments, Inc.                                  84,100
   1,910        Unisys Corp.*                                            74,371
                                                                    -----------
                                                                        674,304
                                                                    -----------
             FINANCIAL SERVICES - 16.2%
     787        Associates First Capital Corp. - Class A                 34,874
   1,095        Bank of America Corp.                                    83,852
   1,240        Bank One Corp.                                           73,857
   2,455        Firstar Corp.                                            68,740
   1,785        Paychex, Inc.                                            56,897
     782        Providian Financial Corp.                                73,117
                                                                    -----------
                                                                        391,337
                                                                    -----------
             CONSUMER, NON-CYCLICAL - 10.6%
   1,060        Bristol-Myers Squibb Co.                                 74,664
   1,060        Guidant Corp.                                            54,524
   1,475        Heinz (H.J.) Co.                                         73,934
     715        Merck & Co., Inc.                                        52,910
                                                                    -----------
                                                                        256,032
                                                                    -----------
             CONSUMER, CYCLICAL - 9.9%
     580        Delphi Automotive Systems Corp.                          10,768
   1,660        Ford Motor Co.                                           93,686
     830        General Motors Corp.                                     54,780
   1,665        Wal-Mart Stores, Inc.                                    80,336
                                                                    -----------
                                                                        239,570
                                                                    -----------
             INDUSTRIAL - 8.0%
   1,220        FDX Corp.*                                               66,185
     700        Minnesota Mining & Manufacturing Co.                     60,856
   2,205        Norfolk Southern Corp.                                   66,426
                                                                    -----------
                                                                        193,467
                                                                    -----------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1999

                                   (Unaudited)
                                                                       Market
  Shares                                                               Value
 --------                                                           -----------
             COMMON STOCKS - 87.6%
             TELECOMMUNICATIONS - 6.0%
   1,103        AT&T Corp.                                          $    61,533
   1,270        Bell Atlantic Corp.                                      83,026
                                                                    -----------
                                                                        144,559
                                                                    -----------
             CONGLOMERATES - 3.2%
     690        General Electric Co.                                     77,970
                                                                    -----------

             BASIC MATERIALS - 3.1%
   3,270        Allegheny Teledyne, Inc.                                 73,984
                                                                    -----------

             ENERGY - 2.6%
     655        Chevron Corp.                                            62,348
                                                                    -----------

             TOTAL COMMON STOCKS (Cost $1,741,008)                  $ 2,113,571
                                                                    -----------

             MONEY MARKETS - 10.6%
 256,207        Firstar Stellar Treasury Fund (Cost $256,207)       $   256,207
                                                                    -----------

             TOTAL INVESTMENT SECURITIES (Cost $1,997,215) - 98.2%  $ 2,369,778

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                42,008
                                                                    -----------

             NET ASSETS - 100.0%                                    $ 2,411,786
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999

                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers two separate series of shares to investors: the Equity Fund (the Fund) and the Balanced Fund. The Trust was capitalized on December 23, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The initial public offering of shares of the Equity Fund commenced on March 2, 1998. The Equity Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is to seek long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains, if any, at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999

                                   (Unaudited)

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 1999, net unrealized appreciation on investments was $372,563 for federal income tax purposes, of which $386,264 related to appreciated securities and $13,701 related to depreciated securities based on a federal income tax cost basis of $1,997,215.

3.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 1999,  cost of purchases  and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $934,172 and $562,315, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999

                                   (Unaudited)

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended June 30, 1999, the Adviser waived its entire advisory fee of $9,501 and reimbursed the Fund for $25,782 of other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. For these services, the Underwriter earned $1,531 from underwriting commissions on the sale of shares during the six months ended June 30, 1999.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of shares of the Fund, not to exceed 0.25% of average daily net assets. For the six months ended June 30, 1999, the Fund incurred $692 of expenses under the Plan.